NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
NET LOSS PER SHARE [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share
	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Numerator:
Numerator for basic loss from continuing operations per share	(1,443,182)	(559,150)	(1,018,547)
Numerator for basic loss from discontinued operations per share	(177,984)	(347,668)	(58,266)
Numerator for diluted loss from continuing operations per share	(1,443,182)	(559,150)	(1,018,547)
Numerator for diluted loss from discontinued operations per share	(177,984)	(347,668)	(58,266)
Denominator:
Denominator for basic and diluted loss per share weighted average ordinary shares outstanding	145,659,940	163,942,809	417,841,426
Basic and diluted loss per share- continuing operations	(9.91)	(3.41)	(2.44)
Basic and diluted loss per share- discontinued operations	(1.22)	(2.12)	(0.14)